LEASES	12 Months Ended
Dec. 31, 2022
Leases
LEASES

NOTE 15 – LEASES

In November 2020, Fr8App entered into a lease agreement for 14 workstations in Mexico for a term of 12 months which expired on October 31, 2021. In November 2021, Fr8App entered into a lease agreement for 62 workstations in Mexico for a term of 12 months which expired on October 31, 2022. In November 2022, the Company entered into a lease agreement for 31 workstations in Mexico for a term of 12 months which will expire on November 1, 2023. The rent expense for the years ended December 31, 2022 and 2021, was approximately $118,000 and $110,000, respectively.